Organization and Basis of Presentation - Additional Information (Details)		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 01, 2023	Sep. 30, 2024 USD ($) Country $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) Country $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Country $ / shares	Dec. 31, 2022 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of countries, currently markets the program | Country		50						50		50
Common stock, par value | $ / shares		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Gains (losses) from foreign currency translation adjustment		$ 400,000			$ (300,000)				$ (300,000)	$ 100,000	$ (700,000)
Net losses		9,004,000	$ 2,162,000	$ (5,586,000)	21,630,000	$ 21,996,000	$ 17,801,000	$ 5,580,000	61,427,000	80,607,000	37,744,000
Cash outflows from operating activities								29,026,000	43,111,000	63,982,000	46,981,000
Losses from operations		12,341,000			$ 26,154,000			33,083,000	$ 53,340,000	79,078,000	32,010,000
Accumulated deficit		$ 218,379,000						218,379,000		$ 212,799,000	$ 132,192,000
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gains (losses) from foreign currency translation adjustment								$ 100,000
Common Stock | Business Combination Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	0.978
Common stock, par value | $ / shares										$ 0.0001